Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The amended and restated 2006 Employee Plan authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 19,200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or canceled. The Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units, performance shares and performance units to eligible employees. At December 31, 2014, no appreciation rights, performance shares or performance units had been granted under the 2006 Employee Plan.
The 2006 Stock Plan for Nonemployee Directors (Nonemployee Director Plan) authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are canceled. The Nonemployee Director Plan permits the granting of option rights, appreciation rights, restricted stock and restricted stock units to members of the Board of Directors who are not employees of the Company. At December 31, 2014, no option rights, appreciation rights or restricted stock units had been granted under the Nonemployee Director Plan.
The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows.
At December 31, 2014, the Company had total unrecognized stock-based compensation expense of $76,099 that is expected to be recognized over a weighted-average period of 1.00 year. Stock-based compensation expense during 2014, 2013 and 2012 was $64,735, $58,004 and $54,348, respectively. The Company recognized a total income tax benefit related to stock-based compensation expense of $24,816, $22,368 and $20,948 during 2014, 2013 and 2012, respectively. The impact of total stock-based compensation expense, net of taxes, on net income reduced Basic and Diluted net income per common share by $.41 and $.40 during 2014, respectively.
Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2014	2013	2012
Risk-free interest rate	1.47%	1.37%	.78%
Expected life of option rights	5.10 years	5.10 years	5.11 years
Expected dividend yield of stock	1.19%	1.32%	1.43%
Expected volatility of stock	.223	.281	.274

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 2.60 percent to the 2014 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers, key employees and nonemployee directors under the 2006 Employee Plan and the 2003 Stock Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $39,413 at December 31, 2014. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 1.03 years.
The weighted-average per share grant date fair value of options granted during 2014, 2013 and 2012, respectively, was $43.11, $41.91 and $32.74. The total intrinsic value of exercised option rights for employees was $195,097, $129,742 and $298,883, and for nonemployee directors was $0, $525 and $1,412 during 2014, 2013 and 2012, respectively. The total fair value of options vested during the year was $32,313, $28,658 and $25,879 during 2014, 2013 and 2012, respectively. There were no outstanding option rights for nonemployee directors for 2014 and 2013. The outstanding option rights for nonemployee directors were 3,500 for 2012. The Company issues new shares upon exercise of option rights or granting of restricted stock.
A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2014			2013			2012
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	6,484,592	$96.25		6,748,126	$79.39		9,857,695	$60.31
Granted	672,565	224.65		898,728	179.67		1,089,240	152.93
Exercised	(1,421,045)	70.71		(1,127,942)	61.46		(4,140,822)	53.40
Forfeited	(31,617)	158.92		(33,278)	115.24		(57,730)	78.01
Expired	(4,603)	86.66		(1,042)	79.73		(257)	72.65
Outstanding end of year	5,699,892	$117.31	$830,647	6,484,592	$96.25	$563,554	6,748,126	$79.39	$494,699
Exercisable at end of year	4,095,246	$87.79	$717,691	4,424,674	$71.86	$492,689	4,245,891	$61.43	$386,484

The weighted-average remaining term for options outstanding at the end of 2014, 2013 and 2012, respectively, was 6.57, 6.75 and 6.99 years. The weighted-average remaining term for options exercisable at the end of 2014, 2013 and 2012, respectively, was 5.63, 5.71 and 5.79 years. Shares reserved for future grants of option rights and restricted stock were 4,604,924, 5,636,618 and 6,810,439 at December 31, 2014, 2013 and 2012, respectively.
Restricted stock. Grants of restricted stock, which generally require three years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. The February 2014, 2013 and 2012 grants consisted of a combination of performance-based awards and time-based awards. The performance-based awards vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share. The time-based awards vest at the end of a three-year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock to eligible employees amounted to $35,519 at December 31, 2014 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted-average period of 0.93 years.
Grants of restricted stock have been awarded to nonemployee directors under the Nonemployee Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock to nonemployee directors amounted to $1,167 at December 31, 2014 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 0.93 years.
A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2014	2013	2012
Restricted stock granted	201,412	172,406	301,856
Weighted-average per share fair value of restricted stock granted during the year	$191.60	$163.63	$99.47

A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2014	2013	2012
Outstanding at beginning of year	749,382	919,748	1,304,891
Granted	201,412	172,406	301,856
Vested	(294,438)	(334,750)	(412,859)
Forfeited	(1,080)	(8,022)	(274,140)
Outstanding at end of year	655,276	749,382	919,748